Equipment, net (Details) - Exascale Labs Inc [Member] - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Equipment	$ 29,198	$ 29,944
Total	29,198	29,944
Less: accumulated depreciation	(16,358)	(10,344)
Net carrying amount	$ 12,840	$ 19,600